CAPITAL SECURITIES - Schedule of Capital Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Current	$ 649	$ 75
Non-current	2,384	3,000
Total capital securities	$ 3,033	$ 3,075
Series 1, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Cumulative dividend rate	5.75%	6.50%
Series 2, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Cumulative dividend rate		6.375%
Series 1, Class B Preferred Shares | Prime Rate
Disclosure of classes of share capital [line items]
Percent of dividend rate (percent)	7000.00%
Series 2, Class B Preferred Shares | Prime Rate
Disclosure of classes of share capital [line items]
Percent of dividend rate (percent)	7000.00%
BPO | Prime Rate
Disclosure of classes of share capital [line items]
Weighted- average rate	95.00%
FV LTIP units of the Operating Partnership | Series 1, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Units outstanding (in shares)	24,000,000
Cumulative dividend rate	6.25%
Total capital securities	$ 586	$ 574
FV LTIP units of the Operating Partnership | Series 2, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Units outstanding (in shares)	24,000,000
Cumulative dividend rate	6.50%
Total capital securities	$ 555	546
FV LTIP units of the Operating Partnership | Series 3, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Units outstanding (in shares)	24,000,000
Cumulative dividend rate	6.75%
Total capital securities	$ 538	530
BPO | Series 1, Class B Preferred Shares
Disclosure of classes of share capital [line items]
Units outstanding (in shares)	3,600,000
Total capital securities	$ 0	0
BPO | Series 2, Class B Preferred Shares
Disclosure of classes of share capital [line items]
Units outstanding (in shares)	3,000,000
Total capital securities	$ 0	0
Brookfield Property Split Corp. | Series 1, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Units outstanding (in shares)	842,534
Cumulative dividend rate	5.25%
Total capital securities	$ 21	23
Brookfield Property Split Corp. | Series 2, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Units outstanding (in shares)	556,746
Cumulative dividend rate	5.75%
Total capital securities	$ 11	13
Brookfield Property Split Corp. | Series 3, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Units outstanding (in shares)	789,718
Cumulative dividend rate	5.00%
Total capital securities	$ 16	18
Brookfield Property Split Corp. | Series 4, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Units outstanding (in shares)	594,994
Cumulative dividend rate	5.20%
Total capital securities	$ 12	18
BSREP II RH B LLC (“Manufactured Housing”) Preferred Capital | Preference shares
Disclosure of classes of share capital [line items]
Units outstanding (in shares)	0
Cumulative dividend rate	9.00%
Total capital securities	$ 249	249
Rouse Series A Preferred Shares | Series A Preferred Shares
Disclosure of classes of share capital [line items]
Units outstanding (in shares)	5,600,000
Cumulative dividend rate	5.00%
Total capital securities	$ 142	142
BSREP II Vintage Estate Partners LLC (“Vintage Estates”) Preferred Shares | Preference shares
Disclosure of classes of share capital [line items]
Units outstanding (in shares)	10,000
Cumulative dividend rate	5.00%
Total capital securities	$ 40	40
Capital Securities – Fund Subsidiaries
Disclosure of classes of share capital [line items]
Total capital securities	$ 863	$ 922